UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended: September 30, 1999

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
					     [ ] add new
holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:100

Form 13 F Information Table Value Total:$ 491,849

                            TITLE                 VALUE      SHARES/ INVSTMT VOTING
      Name of Issuer       OF CLASS   CUSIP      (x$1000)    PRN AMT DSCRETN  AUTH
Affymetrix Inc                COM   00826T108           8170   83,000  SOLE   SOLE
Allied Signal Inc             COM    019512102           863   14,400  SOLE   SOLE
ALZA Corp Class A             COM    022615108         11572  270,295  SOLE   SOLE
Alza Corp                    LYON   022615AC2           1181   21,100  SOLE   SOLE
Alza Corp                    LYON   022615ADO           1572   13,100  SOLE   SOLE
American General Corp         COM    026351106         12539  198,249  SOLE   SOLE
American Home Prods           COM    026609107           706   17,020  SOLE   SOLE
American Int'l Group          COM    026874107           604    6,958  SOLE   SOLE
American Tel & Tel            COM    001957190           426    9,808  SOLE   SOLE
AT&T Corp Lib Grp A           COM    001957208           216    5,800  SOLE   SOLE
Amgen Inc                     COM    031162100           228    2,800  SOLE   SOLE
Analog Devices Inc.           COM    032654105         28106  548,416  SOLE   SOLE
AON Corp                      COM    037389103           339   11,475  SOLE   SOLE
BankAmerica Corp              COM    066050105           457    8,223  SOLE   SOLE
Bank of New York              COM    064057102           444   13,300  SOLE   SOLE
Beckman Coulter Inc.          COM    075811109         11097  245,933  SOLE   SOLE
Berkshire Hathaway Inc        COM    084670207           952      513  SOLE   SOLE
Big Flower HLDG Inc.          COM    089159107           336   11,900  SOLE   SOLE
Biogen Inc.                   COM    090597105         67470  856,088  SOLE   SOLE
Boeing Co                     COM    097023105           373    8,760  SOLE   SOLE
B P Amoco PLC                 COM    055622104           532    4,806  SOLE   SOLE
Bristol Myers                 COM    110122108          2274   33,702  SOLE   SOLE
Brown Forman Corp.            COM    115637209          6319  101,319  SOLE   SOLE
Cardinal Health Inc.          COM    141498108          2135   39,186  SOLE   SOLE
Chase Manhattan Corp New      COM   16161A108            252    3,352  SOLE   SOLE
Chubb Corp                    COM    171232101         13265  267,310  SOLE   SOLE
Cisco Sys Inc.                COM   17275R102            418    6,110  SOLE   SOLE
Citigroup                     COM    172967101          2136   48,558  SOLE   SOLE
Coca Cola Co.                 COM    191216100           984   20,412  SOLE   SOLE
Coca Cola FEMSA S A DE C      COM    191241108          1707  123,600  SOLE   SOLE
Colgate Palmolive             COM    194162103           951   20,800  SOLE   SOLE
Conexant Systems Inc          COM    207142100          3399   46,783  SOLE   SOLE
Dionex Corp.                  COM    254546104         15254  356,838  SOLE   SOLE
Disney Walt Co Del            COM    254687106          1650   63,469  SOLE   SOLE
Donnelley RR & Sons           COM    257867101          8998  311,620  SOLE   SOLE
Dow Chemical                  COM    260543103          6839   60,195  SOLE   SOLE
E I DuPont De Nemours&Co      COM    263534109           206    3,416  SOLE   SOLE
ECI Telecom Ltd               COM    268258100           429   17,390  SOLE   SOLE
Elan Corp ADR                 COM    207142100           341   10,174  SOLE   SOLE
Electric Fuel Corp.           COM    284871100            29   22,500  SOLE   SOLE
Ericsson L M Tel Co           COM    294821400           231    7,400  SOLE   SOLE
Exxon                         COM    302290101           826   10,881  SOLE   SOLE
Federal National Mort.        COM    313586109           332    5,300  SOLE   SOLE
Filenet Corp                  COM    316869106         10195  953,970  SOLE   SOLE
First Israel Fund             COM   32063L100            156   11,200  SOLE   SOLE
First Union Corp              COM    337358105           799   22,449  SOLE   SOLE
Firstar Corp                  COM   33761C103            345   13,470  SOLE   SOLE
Gannett Inc.                  COM    364730101          8303  120,008  SOLE   SOLE
Gap Stores                    COM    364760108           201    6,300  SOLE   SOLE
General Electric              COM    369604103          7116   60,022  SOLE   SOLE
General Mills Inc.            COM    370334104           421    5,200  SOLE   SOLE
Georgia Pacific Corp          COM    373298108          1052   26,030  SOLE   SOLE
Grainger WW Inc.              COM    384802104          6226  129,540  SOLE   SOLE
Grey Advertising              COM    397838103         14070   38,235  SOLE   SOLE
Grupo Televiso                COM   40049J206           6854  171,625  SOLE   SOLE
Halliburton Co.               COM    406216101         12978  316,559  SOLE   SOLE
Hartford Finl Svcs            COM    416515104           359    8,806  SOLE   SOLE
Hewlett Packard               COM    428236103          6318   69,625  SOLE   SOLE
Home Depot                    COM    437076102           295    4,300  SOLE   SOLE
IBM                           COM    459200101          8181   67,618  SOLE   SOLE
Intel Corp                    COM    458140100           877   11,808  SOLE   SOLE
Interpublic Group             COM    460690100           658   16,000  SOLE   SOLE
Johnson & Johnson             COM    478160104         19469  211,915  SOLE   SOLE
Kerr McGee Corp.              COM    492386107          3895   70,745  SOLE   SOLE
Learning Tree Intl Inc        COM    522015106           404   24,400  SOLE   SOLE
Lucent Technologies Inc.      COM    549463107           595    9,186  SOLE   SOLE
McDonalds Corp                COM    580135101           311    7,200  SOLE   SOLE
Merck & Co.                   COM    589331107          6866  105,945  SOLE   SOLE
Meritor Automotive, Inc.      COM   59000G100            380   18,232  SOLE   SOLE
Minn Mng & Mfg Co             COM    604059105           228    2,380  SOLE   SOLE
Mobil Oil Corp                COM    607059102           389    3,866  SOLE   SOLE
Mondavi Robert Corp           COM    609200100          3486   92,830  SOLE   SOLE
Morgan J. P.                  COM    616880100         16206  141,848  SOLE   SOLE
Motorola Inc.                 COM    620076109           668    7,600  SOLE   SOLE
Nalco Chemical                COM    629853102          6117  121,138  SOLE   SOLE
Pall Corp                     COM    696429307          1992   85,950  SOLE   SOLE
Pepsico                       COM    713448108           696   22,850  SOLE   SOLE
Proctor & Gamble              COM    742718109           594    6,344  SOLE   SOLE
Raytheon Co.                  COM    755111101           456    9,200  SOLE   SOLE
Rockwell International        COM    774347108          6210  118,298  SOLE   SOLE
Royal Dutch Pete              COM    780257705           393    6,664  SOLE   SOLE
Sara Lee Corp.                COM    803111103           571   24,432  SOLE   SOLE
Saks Holdings                 COM   79377R109            758   49,968  SOLE   SOLE
SBC Communications Inc        COM   78387G103            454    8,892  SOLE   SOLE
SBS Broadcasting S.A.         COM   L8137F102          12180  314,325  SOLE   SOLE
Schering Plough Corp          COM    806605101         17372  398,218  SOLE   SOLE
Schlumberger Limited          COM    806857108          5132   82,375  SOLE   SOLE
State Str Corp                COM    857477103          1237   19,153  SOLE   SOLE
Steinway Musical Instr        COM    858495104          4607  220,050  SOLE   SOLE
Stryker Corp.                 COM    863667101           746   14,600  SOLE   SOLE
Swiss Helvetia Fund           COM    870875101           695   49,000  SOLE   SOLE
Tellabs Inc                   COM    879664100           653   11,484  SOLE   SOLE
Teradyne Inc                  COM    880770102         21619  613,330  SOLE   SOLE
Tiffany & Co.                 COM    886547108         36971  616,840  SOLE   SOLE
Tribune Co New                COM    896047107         11238  225,900  SOLE   SOLE
Tyco Int'L Ltd                COM    902124106          4476   43,354  SOLE   SOLE
US Bancorp                    COM    911596104           240    7,974  SOLE   SOLE
Viacom Inc.                   COM    925524308           473   11,200  SOLE   SOLE
VodaphoneAirtouchPLC ADR      COM   92857T107            252    1,062  SOLE   SOLE
Warner Lambert                COM    934488107           258    3,900  SOLE   SOLE

